Inventory (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Amortization expense	$ 2,886,973	$ 151,663